Net Earnings (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net Earnings (Loss) Per Common Share

The following table sets forth the calculation of basic and diluted net earnings (loss) per common share under the two-class method for the three years ended December 31, 2013 in millions, except per share data:

	2013	2012	2011
Basic Net Earnings (Loss) Per Common Share:
Numerator
Net earnings (loss) available to common stockholders	$124.2	$(1,410.3)	$149.1
Distributed and allocated undistributed net earnings (loss) to non-vested restricted stockholders	(0.6)	(0.5)	(0.9)

Distributed and allocated undistributed net earnings (loss) to common stockholders	123.6	(1,410.8)	148.2
Distributed net earnings — dividends paid to common stockholders	(101.3)	(100.4)	(86.8)

Allocation of undistributed net earnings (loss) to common stockholders	$22.3	$(1,511.2)	$61.4

Denominator
Weighted average number of common shares outstanding — basic	194.6	192.8	167.0
Basic net earnings (loss) per common share:
Distributed net earnings (loss) to common stockholders	$0.52	$0.52	$0.52
Allocated undistributed net earnings (loss) to common stockholders	0.12	(7.83)	0.37

Basic net earnings (loss) per common share:	$0.64	$(7.31)	$0.89

Diluted Net Earnings (Loss) Per Common Share:
Numerator
Distributed and allocated undistributed net earnings (loss) to common stockholders	$123.6	$(1,410.8)	$148.2
Add: Allocated undistributed net earnings (loss) to non-vested restricted stockholders	0.1	—	0.4
Less: Undistributed net earnings (loss) reallocated to non-vested restricted stockholders	(0.1)	—	(0.3)

Net earnings (loss) available to common stockholders — diluted	$123.6	$(1,410.8)	$148.3

Denominator(1)
Weighted average number of common shares outstanding — basic	194.6	192.8	167.0
Effect of assumed issuance of Settlement agreement shares	18.0	—	18.0
Effect of non-vested restricted stock units	0.9	—	0.4

Weighted average number of common shares outstanding — diluted	213.5	192.8	185.4

Diluted net earnings (loss) per common share	$0.58	$(7.31)	$0.80

(1)	Provides for the following items if their inclusion is dilutive: (i) the effect of assumed issuance of 18 million shares of common stock reserved for the Settlement agreement as defined and (ii) the effect of non-vested restricted stock and restricted stock units using the treasury stock method. In calculating diluted net (loss) earnings per common share for 2012, our diluted weighted average number of common shares outstanding excludes the effect of the items mentioned above as the effect was anti-dilutive.